Other liabilities and tax payable (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities
Other liabilities consisted of the following:

	At December 31
	2018			2017
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for GDP and buy-back agreements	€2,362	€—	€2,362	€2,234	€—	€2,234
Accrued expenses and deferred income	783	697	1,480	1,573	2,260	3,833
Indirect tax payables	681	16	697	799	19	818
Payables to personnel	956	16	972	988	16	1,004
Social security payables	265	4	269	313	6	319
Construction contract liabilities (Note 14)	93	—	93	190	—	190
Service contract liability	568	1,521	2,089	—	—	—
Other	1,349	198	1,547	1,838	199	2,037
Total Other liabilities	€7,057	€2,452	€9,509	€7,935	€2,500	€10,435

Impact of adoption of IFRS 15	The impact of the adoption of IFRS 15 on Other liabilities as at January 1, 2018, was as follows: <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:100%;border-collapse:collapse;text-align:left;"><tr><td colspan="36" rowspan="1"></td></tr><tr><td style="width:20%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="11" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> At December 31, 2017 (as previously reported) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="11" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> Adjustments/Reclassifications </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="11" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> At January 1, 2018 (as adjusted) </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Current </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Non-Current </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Total </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Current </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Non-Current </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Total </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Current </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Non-Current </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Total </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="35" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (€ million) </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Payables for GDP and buy-back agreements </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 2,234 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 2,234 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (293 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (293 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 1,941 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> 1,941 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Accrued expenses and deferred income </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,573 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2,260 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 3,833 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (440 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (1,414 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (1,854 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,133 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 846 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,979 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Service contract liability </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 497 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,397 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,894 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 497 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,397 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1,894 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Balances unaffected by IFRS 15 adoption </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 4,128 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 240 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 4,368 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 4,128 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 240 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 4,368 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Total Other liabilities </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 7,935 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 2,500 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 10,435 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (236 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (17 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (253 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 7,699 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 2,483 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> € </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 10,182 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;background-color:#cceeff;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr></table>
Disclosure of analysis of other liabilities by due date
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31
	2018					2017
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€5,706	€221	€13	€234	€5,940	€6,362	€227	€13	€240	€6,602

Explanation of significant changes in contract assets and contract liabilities [text block]
Changes in the Group's construction contracts, net asset/(liability) for the year ended December 31, 2018, were as follows:

	At January 1, 2018	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2018
	(€ million)
Construction contracts, net asset/(liability)	€(5)	€(878)	€958	€—	€(33)	€42
Changes in the Group's service contract liability for the year ended December 31, 2018, were as follows:

	At January 1, 2018	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2018
	(€ million)
Service contract liability	€1,894	€879	€(658)	€—	€(26)	€2,089

Disclosure of analysis of tax payables by due date
Tax payables by due date were as follows:

	At December 31
	2018					2017
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Tax payables	€114	€1	€—	€1	€115	€309	€32	€42	€74	€383